Liquidity (Details) (USD $)	Dec. 31, 2013	Mar. 31, 2013	Feb. 25, 2014 Subsequent Events
Liquidity
Cash available for general corporate purposes			$ 300,000
Payment due on or before March 10, 2014 under Karlsson debt	$ 145,885,000	$ 128,258,000	$ 25,000,000